Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
Note 5 Income Taxes
UScellular is included in a consolidated federal income tax return and in certain state income tax returns with other members of the TDS consolidated group. For financial statement purposes, UScellular and its subsidiaries compute their income tax expense as if they comprised a separate affiliated group and were not included in the TDS consolidated group.
UScellular’s current income taxes balances at December 31, 2020 and 2019, were as follows:

December 31,	2020	2019
(Dollars in millions)
Federal income taxes receivable	$124	$44
Net state income taxes receivable	1	2
Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2020	2019	2018
(Dollars in millions)
Current
Federal	$(118)	$44	$48
State	5	12	6
Deferred
Federal	124	—	(5)
State	6	(4)	2
Total income tax expense (benefit)	$17	$52	$51
A reconciliation of UScellular’s income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax rate to UScellular’s effective income tax rate is as follows:

Year Ended December 31,	2020		2019		2018
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$52	21.0%	$39	21.0%	$45	21.0%
State income taxes, net of federal benefit[1]	8	3.4	6	3.4	9	4.0
Federal income tax rate change[2]	—	—	—	—	(4)	(2.0)
Change in federal valuation allowance[3]	—	0.1	7	3.6	(1)	(0.3)
Loss carryback benefit of CARES Act[4]	(49)	(19.8)	—	—	—	—
Nondeductible compensation	6	2.6	2	1.3	4	1.8
Tax credits	—	(0.1)	(3)	(1.5)	—	(0.1)
Other differences, net	—	(0.6)	1	0.3	(2)	(0.7)
Total income tax expense (benefit) and rate	$17	6.6%	$52	28.1%	$51	23.7%
[1]State income taxes, net of federal benefit, include changes in unrecognized tax benefits as well as adjustments to state valuation allowances.
[2]The Tax Act reduced the federal income tax rate from 35% to 21% for years after 2017, resulting in a tax benefit in 2018 due primarily to finalizing the analysis for 2017 depreciation deductions pursuant to FASB Accounting Standards Update 2018-05, Income Taxes: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118.
[3]Change in federal valuation allowance in 2019 is due primarily to interest expense carryforwards not expected to be realized. The 2018 change also includes interest expense carryforwards not expected to be realized, offset by a change in judgment related to net operating loss carryforwards that became realizable due to an internal restructuring.
[4]The CARES Act provides a 5-year carryback of net operating losses generated in years 2018-2020. As the statutory federal tax rate applicable to certain years within the carryback period is 35%, carryback to those years provides a tax benefit in excess of the current federal statutory rate of 21%.
Significant components of UScellular’s deferred income tax assets and liabilities at December 31, 2020 and 2019, were as follows:

December 31,	2020	2019
(Dollars in millions)
Deferred tax assets
Net operating loss (NOL) carryforwards	$107	$96
Lease liabilities	236	230
Asset retirement obligation	51	45
Other	83	84
Total deferred tax assets	477	455
Less valuation allowance	(94)	(90)
Net deferred tax assets	383	365
Deferred tax liabilities
Property, plant and equipment	391	284
Licenses/intangibles	256	230
Partnership investments	143	131
Lease assets	215	206
Other	11	21
Total deferred tax liabilities	1,016	872
Net deferred income tax liability	$633	$507
At December 31, 2020, UScellular and certain subsidiaries had $2,056 million of state NOL carryforwards (generating a $96 million deferred tax asset) available to offset future taxable income. The state NOL carryforwards expire between 2021 and 2040. UScellular and certain subsidiaries had $52 million federal NOL carryforwards (generating a $11 million deferred tax asset) available to offset future taxable income. The federal NOL carryforwards generally expire between 2021 and 2038, with the exception of federal NOLs generated after 2017, which do not expire. A valuation allowance was established for certain state NOL carryforwards and federal NOL carryforwards since it is more likely than not that a portion of such carryforwards will expire before they can be utilized.
A summary of UScellular’s deferred tax asset valuation allowance is as follows:

	2020	2019	2018
(Dollars in millions)
Balance at beginning of year	$90	$75	$77
Charged to Income tax expense	4	15	5
Charged to Retained earnings	—	—	(7)
Balance at end of year	$94	$90	$75
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2020	2019	2018
(Dollars in millions)
Unrecognized tax benefits balance at beginning of year	$48	$48	$47
Additions for tax positions of current year	7	7	6
Additions for tax positions of prior years	2	—	1
Reductions for tax positions of prior years	—	(6)	—
Reductions for settlements of tax positions	—	(1)	—
Reductions for lapses in statutes of limitations	(6)	—	(6)
Unrecognized tax benefits balance at end of year	$51	$48	$48
Unrecognized tax benefits are included in Accrued taxes and Other deferred liabilities and credits in the Consolidated Balance Sheet. If these benefits were recognized, they would have reduced income tax expense in 2020, 2019 and 2018 by $41 million, $37 million and $38 million, respectively, net of the federal benefit from state income taxes.
UScellular recognizes accrued interest and penalties related to unrecognized tax benefits in Income tax expense (benefit). The amounts charged to income tax expense related to interest and penalties resulted in an expense of $2 million and $3 million in 2020 and 2019, respectively, and a benefit of less than $1 million in 2018. Net accrued liabilities for interest and penalties were $23 million and $21 million at December 31, 2020 and 2019, respectively, and are included in Other deferred liabilities and credits in the Consolidated Balance Sheet.
UScellular is included in TDS’ consolidated federal and certain state income tax returns. UScellular also files certain state and local income tax returns separately from TDS. With limited exceptions, TDS is no longer subject to federal and state income tax audits for the years prior to 2017.